Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	$ 1,662	$ 1,620	$ 1,420
Fair value change on forward exchange derivatives	(84)	(135)	29
(Loss)/profit from equity accounted investments, related impairments and expenses	(2,656)	594	(19)
Dividends received from equity accounted investments	397
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	1,699	1,519
Non-current assets	6,325	5,670
Current liabilities	(987)	(774)
Non-current liabilities	(2,389)	(1,944)
Net assets/(liabilities) - 100%	4,648	4,471
Net assets/(liabilities) - Group share	1,569	1,509
Adjustments to net assets related to accounting policy adjustments	(71)	(79)
Carrying amount of investments accounted for using the equity method	1,498	1,430
Revenue - 100%	4,381	4,350	5,264
Profit/(loss) from Continuing operations - 100%	1,353	1,571	2,133
Share of profit/(loss) of equity accounted investments	457	530	720
Adjustments to share of profit/(loss) related to accounting policy adjustments	8	(79)
(Loss)/profit from equity accounted investments, related impairments and expenses	465	451	720
Comprehensive income/(loss) - 100%	1,353	1,571	2,133
Share of comprehensive income/(loss) - Group share in equity accounted investments	465	451	720
Dividends received from equity accounted investments	397	327	776
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	164	190
(Loss)/profit from equity accounted investments, related impairments and expenses	(89)	(72)	(63)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(89)	(72)	(63)
Dividends received from equity accounted investments		1	11
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	564	537
Non-current assets	7,214	5,739
Current liabilities	(3,266)	(11,167)
Non-current liabilities	(23,211)	(10,614)
Net assets/(liabilities) - 100%	(18,699)	(15,505)
Net assets/(liabilities) - Group share	(9,349)	(7,753)
Adjustments to net assets related to accounting policy adjustments		291
Investment in Samarco	516	516
Impairment of the carrying value of the investment in Samarco	(1,041)	(1,041)
Additional share of Samarco losses	7,891	6,034
Unrecognised losses	1,983	1,953
Revenue - 100%	1,553	1,554	1,670
Profit/(loss) from Continuing operations - 100%	(6,726)	(3,018)	(528)
Share of profit/(loss) of equity accounted investments	(3,363)	(1,509)	(276)
Adjustments to share of profit/(loss) related to accounting policy adjustments	(6)	23
Additional share of Samarco losses	506	452	290
Fair value change on forward exchange derivatives	(199)	471	(81)
Movement in unrecognised losses	30	778	(609)
(Loss)/profit from equity accounted investments, related impairments and expenses	(3,032)	215	(676)
Comprehensive income/(loss) - 100%	(6,726)	(3,018)	(528)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(3,032)	215	(676)
Investments accounted for using equity method [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	1,662	1,620
(Loss)/profit from equity accounted investments, related impairments and expenses	(2,656)	594	(19)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(2,656)	594	(19)
Dividends received from equity accounted investments	$ 397	$ 328	$ 787